Property and Equipment, Net - Depreciation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation [Abstract]
Depreciation expense	$ 354,486	$ 412,236	$ 404,927
Cost of Revenue [Member]
Depreciation [Abstract]
Depreciation expense	274,715	297,406	261,582
Sales and Marketing Expenses [Member]
Depreciation [Abstract]
Depreciation expense	4,779	8,665	10,733
General and Administrative Expenses [Member]
Depreciation [Abstract]
Depreciation expense	66,857	93,972	117,593
Research and Development Expenses [Member]
Depreciation [Abstract]
Depreciation expense	$ 8,135	$ 12,193	$ 15,019